Consolidated Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Statement of Financial Position
Common Stock, par or stated value	$ 0.001	$ 0.001	$ 0.001
Common Stock, shares authorized	2,000,000,000	2,000,000,000	2,000,000,000
Common Stock, shares issued	3,194,368	1,058,802	552,188
Common Stock, shares outstanding	3,194,368	1,058,802	552,188
Preferred Stock, par or stated value	$ 0.001	$ 0.001	$ 0.001
Preferred Stock, shares authorized	5,000,000	5,000,000	5,000,000
Preferred Stock, shares issued	0	0	0